Income Taxes (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2022	Jun. 30, 2021	Jul. 31, 2022	Jul. 31, 2021	Jan. 02, 2018
Operating Loss Carryforwards [Line Items]
Uncertain tax position likehood sustained			An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Hiring credits			$ 7,082,000	$ 5,566,000
Valuation allowance			72,233,000	63,385,000
Changes in valuation allowances			8,800,000	$ 11,800,000
CALIFORNIA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			87,000,000
Research and development tax credit carryforwards			3,200,000
Hiring credits			9,300
NEW JERSEY
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			75,000,000
Research and development tax credit carryforwards			200,000
Proceeds from sale of net operating loss	$ 3,300,000	$ 2,400,000
AUSTRALIA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			7,500,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			241,000,000		$ 138,000,000
Research and development tax credit carryforwards			$ 4,400,000		$ 103,000,000